Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 06, 2020	Aug. 28, 2020 USD ($)	Oct. 31, 2020 USD ($) $ / shares shares	Nov. 02, 2019 USD ($)	Oct. 31, 2020 USD ($) $ / shares shares	Nov. 02, 2019 USD ($)	Feb. 01, 2020 USD ($) Vendor $ / shares shares	Feb. 02, 2019 USD ($)	Feb. 03, 2018 USD ($)	Jun. 30, 2020 $ / shares shares
Accounting Policies [Abstract]
Distribution		$ 257,000			$ 257,000
Reclassifications of Temporary to Partner's Equity			$ 2,977	$ 14,930
Capitalized interest amount			100	200	400	$ 500
Income tax expense			$ (1,193)	$ 506	$ 325	$ 1,914
Conversion ratio	3.15
Common stock, par value (in dollars per share) | $ / shares			$ 0.01		$ 0.01					$ 0.01
Common stock, authorized (in shares) | shares			300,000,000		300,000,000					1,000
New Academy Holding Company, LLC
Accounting Policies [Abstract]
Pro forma Tax Expense, percentage							24.50%
Distribution		$ 257,000					$ 257,000
Weighted average shares of common stock outstanding after giving effect to the Reorganization Transactions | shares							72,477,381
Weighted average shares of common stock outstanding after giving effect to the Reorganization Transactions | shares							74,796,545
Adjustment to weighted average shares of common stock outstanding related to the Distribution | shares							10,535,154
Share Price | $ / shares							$ 13.00
Equity Method Investment, Ownership Percentage							100.00%
Reclassifications of Temporary to Partner's Equity							$ 14,929
Capitalized interest amount							600	$ 1,300	$ 1,400
Impaired assets								1,408	2,477
Impairment of goodwill							0	0	0
Advertising expense							142,300	139,100	140,800
Pre-opening costs							3,200	3,400	10,800
Company loans							4,000	4,100
Income tax expense							2,817	1,951	2,781
Additional lease							1,200,000
Finance lease right of use asset							1,200,000
Increase in retained earnings							5,100
New Academy Holding Company, LLC | Property and Equipment
Accounting Policies [Abstract]
Capitalized computer software							$ 12,900	$ 13,800	$ 21,000
New Academy Holding Company, LLC | Customer Concentration Risk
Accounting Policies [Abstract]
Number Of Vendors | Vendor							1,300
Concentration Risk, Supplier, Purchases							14.00%	13.00%	14.00%